EQUITY (Details 4) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Outstanding shares	92,511,080	92,511,080	92,511,080
Less treasury shares	(102,102)	(1,301)	0
Used for calculation of basic earnings per share	92,408,978	92,509,779	92,511,080
Effect of dilution: share plans	519,015	671,464	0
Used for calculation of diluted earnings per share	92,927,993	93,181,243	92,511,080